Debt (Term Loan B - Amended senior secured credit facilities) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Feb. 28, 2018	Dec. 31, 2019	Jun. 26, 2014	Feb. 21, 2014
Term Loan B | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, variable rate floor (as percent)			1.00%
Term Loan B | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 100,000,000		$ 100,000,000.0
Amount drawn	$ 50,000,000
Line of credit facility, commitment fee percentage (as percent)			0.50%
Debt instrument, percentage increase in margin		3.00%
Term Loan B | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)			2.25%
Term Loan B | Term Loans
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 1,800,000,000.0
Amount outstanding			$ 2,607,600,000
Assets pledged as collateral			$ 3,447,100,000,000
Term Loan B | Term Loans | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, annual amortization payment, percent			1.00%
Basis spread (as percent)			6.00%
Additional Term Loans | Term Loans
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 1,100,000,000.0
Debt instrument, annual amortization payment			$ 29,000,000